Personnel expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Expenses [Line Items]
Salaries	$ 8,716	$ 7,884	$ 5,898
Variable compensation	10,755	9,414	7,669
of which: performance awards	4,352	3,511	2,841
of which: financial advisors	5,654	5,293	4,549
of which: other	748	610	279
Contractors	145	110	98
Social security	1,248	1,060	835
Post-employment benefit plans	1,028	787	579
of which: defined benefit plans	586	380	259
of which: defined contribution plans	442	408	320
Other personnel expenses	809	703	576
Total personnel expenses	22,702	19,958	15,655
Curtailments	$ 51	$ 71	$ 3